Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Net Income	$ 1,611	$ 2,211	$ 2,007
Other comprehensive income (loss):
Unrealized gains (losses) on available for sale securities	696	(1,131)	(248)
Related tax effect	(340)	359	60
Reclassification of losses (gains) recognized in net income	14	(544)	(536)
Related tax effect	(4)	210	207
Total other comprehensive income (loss)	366	(1,106)	(517)
Comprehensive income	1,977	1,105	1,490
Less: Comprehensive income attributable to noncontrolling interest	(592)	(593)	(592)
Comprehensive income attributable to Uwharrie Capital	$ 1,385	$ 512	$ 898